Schedule of January 20224 Bridge Loan (Details) - January Two Thousand Twenty Four Bridge Loan Tranche Two Warrants [Member]		Jul. 15, 2024 $ / shares	Jan. 16, 2024 $ / shares
Class of Warrant or Right [Line Items]
Common share price		$ 3.19	$ 2.00
Term to initial exercise date (years)	[1]		6 months
Term (years)		5 years	5 years
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrant and right outstanding measurement input		0	0
Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrant and right outstanding measurement input		4.00	3.90
Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrant and right outstanding measurement input		112.5	107.5

[1]	As discussed further in Note 7, the warrants were not exercisable and the exercise price was not set until certain conditions were met. As of July 15, 2024, the warrants became exercisable and no longer contain adjustment provisions to the exercise price that are not indexed to the Company’s own stock. As such, the warrants were marked to fair value as of the initial exercise date and then reclassified from liability classified to equity classified.